Business combinations and other significant transactions - Acquisitions - Additional Information (Details) € in Millions	Dec. 22, 2025 EUR (€) NUMBER MW	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Business combinations and other significant transactions
Consideration		€ 234	€ 2,060	€ 1,432
Net borrowings		724	468	91
Current and non-current liabilities		82	1,825	622
Goodwill			€ 33	€ 25
Current and non-current assets		€ 827
Plenitude | Neoen SA
Business combinations and other significant transactions
Consideration	€ 234
Cash and cash equivalents	38
Net borrowings	724
Current and non-current liabilities	82
Current and non-current assets	€ 1,040
Plenitude | Neoen SA | France
Business combinations and other significant transactions
Power generating capacity, existing or in advanced development | MW	760
Number of operating assets | NUMBER	52
Number of charging points | NUMBER	1